Average Annual Total Returns - O'Shares International Developed Quality Dividend ETF			12 Months Ended	60 Months Ended	112 Months Ended
		Oct. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
O’Shares International Developed Quality Dividend Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.81%	5.24%	4.81%
Performance Inception Date		Aug. 19, 2015
Bloomberg Developed Markets ex US Large, Mid & Small Cap Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		4.52%	4.80%	5.22%
Performance Inception Date		Aug. 19, 2015
Morningstar Europe Index
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		2.57%	4.80%	5.29%
Performance Inception Date		Aug. 19, 2015
O'Shares International Developed Quality Dividend ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			1.39%	4.78%	4.33%
Performance Inception Date		Aug. 19, 2015
O'Shares International Developed Quality Dividend ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.80%	4.04%	3.31%
Performance Inception Date		Aug. 19, 2015
O'Shares International Developed Quality Dividend ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.72%	3.70%	3.06%
Performance Inception Date		Aug. 19, 2015

[1]	Index performance shown in the table is net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.
[2]	The O’Shares International Developed Quality Dividend Index performance information reflects the blended performance of the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index through May 31, 2020, the O’Shares Europe Quality Dividend Index through September 30, 2025, and the O’Shares International Developed Quality Dividend Index thereafter.
[3]	Broad-based securities market index of the Fund beginning October 1, 2025.
[4]	Broad-based securities market index of the Fund through September 30, 2025.
[5]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.